Segments and Geographical Information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues		$ 27,427	$ 25,599	$ 27,601
Long-lived assets	[1]	514	480	556
Israel [Member]
Segment Reporting Information [Line Items]
Total revenues		20,619	19,044	22,166
Long-lived assets	[1]	514	480	556
India [Member]
Segment Reporting Information [Line Items]
Total revenues		3,119	3,140	1,039
Long-lived assets	[1]
Far East [Member]
Segment Reporting Information [Line Items]
Total revenues		2,964	1,390	2,257
Long-lived assets	[1]
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues		314	1,170	1,624
Long-lived assets	[1]
America [Member]
Segment Reporting Information [Line Items]
Total revenues		411	855	515
Long-lived assets	[1]

[1]	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).